CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 14 — CONCENTRATIONS

During the three months ended March 31, 2015, the Company recorded revenue from individual sales or services rendered of $534,000 (91%) in excess of 10% of the Company’s total sales to a related party.
At March 31, 2015, approximately 91% of net accounts receivable was due from two customers broken down individually as follows; $316,000 (57%) to a related party and $190,000 (34%) to an unrelated party.
During the three months ended March 31, 2015, approximately 100% of the Company’s inventory purchases were derived from three vendors.

16 — CONCENTRATIONS

During the year ended December 31, 2014, the Company recorded sales to two customers of $204,000 (32%) and $100,000 (16%) in excess of 10% of the Company’s total sales. The Company also recorded consulting revenue of which $200,000 (32%) came from one customer.
At December 31, 2014, approximately 97% of net accounts receivable was due from four customers broken down individually as follows; $289,000 (41%), $190,000 (27%), $172,000 (24%) and $33,000 (5%).
During the year ended December 31, 2014, approximately 33% of the inventory purchases were derived from three vendors broken down individually as follows; $239,000 (13%), $188,000 (10%) and $178,000 (10%).